Loans Receivable and Related Allowance for Loan Losses	6 Months Ended
Mar. 31, 2012
Loans Receivable and Related Allowance for Loan Losses [Abstract]
Loans Receivable and Related Allowance for Loan Losses
Note 6 — Loans Receivable and Related Allowance for Loan Losses

Loans receivable consisted of the following:

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$220,211	$229,330	$230,966
Construction and Development:
Residential and commercial	21,846	26,005	30,429
Land	632	2,722	2,989
Total Construction and Development	22,478	28,727	33,418
Commercial:
Commercial real estate	122,096	131,225	143,095
Multi-family	5,370	5,507	6,493
Other	8,735	10,992	11,398
Total Commercial	136,201	147,724	160,986
Consumer:
Home equity lines of credit	20,667	20,735	19,927
Second mortgages	72,188	85,881	105,825
Other	821	788	1,086
Total Consumer	93,676	107,404	126,838

Total loans	472,566	513,185	552,208

Deferred loan cost, net	2,538	2,935	3,272
Allowance for loan losses	(8,076)	(10,101)	(8,157)

Total loans receivable, net	$467,028	$506,019	$547,323

A summary of activity in the allowance for loan loss follows:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Beginning balance	$10,101	$8,157	$8,157	$5,718	$5,505
Provision for loan losses	25	10,042	12,392	9,367	2,280
Charge-offs	(3,268)	(7,864)	(10,550)	(6,933)	(2,097)
Recoveries	1,218	31	102	5	30
Balance at end of year	$8,076	$10,366	$10,101	$8,157	$5,718

The following table summarizes the primary classes of the allowance for loan losses, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the six months ended March 31, 2012, and the year ended September 30, 2011.

	March 31, 2012
		Construction and Development		Commercial			Consumer
	Residential Mortgage	Residential and Commercial	Land	Commercial Real Estate	Multi- family	Other	Home Equity Lines of Credit	Second Mortgages	Other	Unallocated	Total
	(Unaudited)
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$1,458	$1,627	$49	$4,176	$49	$317	$220	$2,154	$16	$35	$10,101
Charge-offs	(975)	(412)	—	(855)	—	(88)	(51)	(865)	(22)	—	(3,268)
Recoveries	—	1,139	—	—	—	2	—	75	2	—	1,218
Provision	827	(1,535)	(38)	488	(12)	(13)	8	205	21	74	25
Ending Balance	$1,310	$819	$11	$3,809	$37	$218	$177	$1,569	$17	$109	$8,076
Ending balance: individually evaluated for impairment	$1	$29	$—	$443	$—	$—	$—	$—	$—	$—	$473
Ending balance: collectively evaluated for impairment	$1,309	$790	$11	$3,366	$37	$218	$177	$1,569	$17	$109	$7,603
Loans receivable:
Ending balance	$220,211	$21,846	$632	$122,096	$5,370	$8,735	$20,667	$72,188	$821		$472,566
Ending balance: individually evaluated for impairment	$3,346	$3,211	$—	$6,072	$—	$176	$22	$669	$—		$13,496
Ending balance: collectively evaluated for impairment	$216,865	$18,635	$632	$116,024	$5,370	$8,559	$20,645	$71,519	$821		$459,070

	September 30, 2011
		Construction and Development		Commercial			Consumer
	Residential Mortgage	Residential and Commercial	Land	Commercial Real Estate	Multi- family	Other	Home Equity Lines of Credit	Second Mortgages	Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$1,555	$689	$63	$2,741	$191	$303	$284	$2,264	$22	$45	$8,157
Charge-offs	(2,478)	(1,307)	—	(2,460)	(164)	(278)	(166)	(3,691)	(6)	—	(10,550)
Recoveries	1	—	—	1	1	5	3	82	9	—	102
Provision	2,380	2,245	(14)	3,894	21	287	99	3,499	(9)	(10)	12,392
Ending Balance	$1,458	$1,627	$49	$4,176	$49	$317	$220	$2,154	$16	$35	$10,101
Ending balance: individually evaluated for impairment	$296	$870	$—	$751	$—	$20	$61	$356	$—	$—	$2,354
Ending balance: collectively evaluated for impairment	$1,162	$757	$49	$3,425	$49	$297	$159	$1,798	$16	$35	$7,747
Loans receivable:
Ending balance	$229,330	$26,005	$2,722	$131,225	$5,507	$10,992	$20,735	$85,881	$788		$513,185
Ending balance: individually evaluated for impairment	$1,651	$5,201	$—	$6,996	$—	$195	$60	$757	$—		$14,860
Ending balance: collectively evaluated for impairment	$227,679	$20,804	$2,722	$124,229	$5,507	$10,797	$20,675	$85,124	$788		$498,325

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of March 31, 2012, and as of September 30, 2011 and 2010.

	Impaired Loans With Specific Allowance		Impaired Loans With No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
March 31, 2012 (unaudited):
Residential mortgage	$883	$1	$2,463	$3,346	$5,243
Construction and Development:
Residential and commercial	1,059	29	2,152	3,211	4,822
Commercial:
Commercial real estate	3,672	443	2,400	6,072	6,498
Other	—	—	176	176	176
Consumer:
Home equity lines of credit	—	—	22	22	37
Second mortgages	—	—	669	669	841
Total impaired loans	$5,614	$473	$7,882	$13,496	$17,617
September 30, 2011:
Residential mortgage	$1,627	$296	$24	$1,651	$2,813
Construction and Development:
Residential and commercial	2,033	870	3,168	5,201	9,306
Commercial:
Commercial real estate	5,005	751	1,991	6,996	9,999
Other	20	20	175	195	195
Consumer:
Home equity lines of credit	60	61	—	60	60
Second mortgages	440	356	317	757	757
Total impaired loans	$9,185	$2,354	$5,675	$14,860	$23,130
September 30, 2010:
Residential mortgage	$2,356	$865	$—	$2,356	$2,356
Construction and Development:
Residential and commercial	1,393	111	—	1,393	1,393
Commercial:
Commercial real estate	6,392	650	1,213	7,605	7,605
Multi-family	1,093	164	—	1,093	1,093
Consumer:
Home equity lines of credit	189	136	—	189	189
Second mortgages	2,391	1,141	1,010	3,401	3,401
Total impaired loans	$13,814	$3,067	$2,223	$16,037	$16,037

The following table presents the average recorded investment in impaired loans and related interest income recognized during the six months ended March 31, 2012 and 2011, and the years ended September 30, 2011, 2010 and 2009.

	Average Impaired Loans	Interest Income Recognized on Impaired Loans	Cash Basis Collection on Impaired Loans
	(Unaudited)
	(Dollars in thousands)
Six Months Ended March 31, 2012:
Residential mortgage	$1,756	$24	$44
Construction and development:
Residential and commercial	3,297	—	220
Commercial:
Commercial real estate	6,914	150	179
Other	184	3	3
Consumer:
Home equity lines of credit	29	—	—
Second mortgages	572	2	4
Other	3	—	—
Total	$12,755	$179	$450

Six Months Ended March 31, 2011:
Residential mortgage	$2,361	$—	$—
Construction and development:
Residential and commercial	1,381	—	35
Commercial:
Commercial real estate	8,010	281	372
Multi-family	276	—	—
Other	1	—	1
Consumer:
Home equity lines of credit	158	—	—
Second mortgages	1,586	—	—
Total	$13,773	$281	$408

	Average Impaired Loans	Interest Income Recognized on Impaired Loans	Cash Basis Collection on Impaired Loans
	(Dollars in thousands)
Year Ended September 30, 2011:
Residential mortgage	$1,978	$8	$126
Construction and development:
Residential and commercial	2,386	136	1,805
Commercial:
Commercial real estate	8,736	369	451
Multi-family	138	—	—
Other	32	7	7
Consumer:
Home equity lines of credit	102	4	13
Second mortgages	1,009	25	42
Total	$14,381	$549	$2,444

Year Ended September 30, 2010:
Residential mortgage	$1,673	$22	$83
Construction and development:
Residential and commercial	3,963	—	286
Commercial:
Commercial real estate	4,954	265	257
Multi-family	1,085	32	41
Other	419	—	—
Consumer:
Home equity lines of credit	238	1	1
Second mortgage	1,891	42	47
Other	1	—	—
Total	$14,224	$362	$715

Year Ended September 30, 2009:
Residential mortgage	$3,789	$234	$217
Construction and development:
Residential and commercial	7,199	231	527
Commercial:
Commercial real estate	785	56	6
Other	36	2	3
Consumer:
Home equity lines of credit	407	19	10
Second mortgage	2,069	156	97
Other	1	—	—
Total	$14,286	$698	$860

The following tables present the classes of the loan portfolio summarized by loans considered to be rated as pass and the categories of special mention, substandard and doubtful within the Company's internal risk rating system as of March 31, 2012 and September 30, 2011. We had no loans classified as loss at March 31, 2012 (unaudited) or at September 30, 2011 and 2010.

	March 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$214,351	$251	$5,609	$—	$220,211
Construction and Development:
Residential and commercial	13,354	3,218	5,274	—	21,846
Land	—	632	—	—	632
Commercial:
Commercial real estate	100,961	5,678	15,014	443	122,096
Multi-family	4,782	588	—	—	5,370
Other	7,065	900	770	—	8,735
Consumer:
Home equity lines of credit	20,457	—	210	—	20,667
Second mortgages	70,608	—	1,580	—	72,188
Other	821	—	—	—	821
Total	$432,399	$11,267	$28,457	$443	$472,566

	September 30, 2011
	Pass	Special Mention	Substandard	Doubtful	Total
	(Dollars in thousands)
Residential mortgage	$225,498	$197	$3,635	$—	$229,330
Construction and Development:
Residential and commercial	15,514	2,579	7,042	870	26,005
Land	662	900	1,160	—	2,722
Commercial:
Commercial real estate	108,267	6,645	16,088	225	131,225
Multi-family	4,910	—	597	—	5,507
Other	9,190	1,004	798	—	10,992
Consumer:
Home equity lines of credit	20,621	16	98	—	20,735
Second mortgages	82,425	1,335	2,121	—	85,881
Other	779	9	—	—	788
Total	$467,866	$12,685	$31,539	$1,095	$513,185

The following table presents loans that are no longer accruing interest by portfolio class.

		September 30,
	March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Non-accrual loans:
Residential mortgage	$4,425	$2,866	$8,354
Construction and Development:
Residential and commercial	3,210	6,617	1,393
Commercial:
Commercial real estate	2,822	1,765	4,476
Multi-family	—	—	1,093
Other	201	229	—
Consumer:
Home equity lines of credit	43	61	457
Second mortgages	1,029	1,377	4,085
Other	—	—	3
Total non-accrual loans	$11,730	$12,915	$19,861

Under the Bank's loan policy, once a loan has been placed on non-accrual status, we do not resume interest accruals until the loan has been brought current and has maintained a current payment status for six consecutive months. Interest income that would have been recognized on nonaccrual loans had they been current in accordance with their original terms was $312,000 (unaudited) and $364,000 (unaudited) for the six months ended March 31, 2012 and 2011, respectively. Interest income that would have been recognized on nonaccrual loans had they been current in accordance with their original terms was $1.3 million, $1.4 million and $698,000 for fiscal 2011, 2010 and 2009, respectively. The amount that was included in interest income on such loans was $107,000 (unaudited), $151,000 (unaudited), $364,000 (unaudited), $342,000 (unaudited), $228,000 (unaudited), and $392,000 (unaudited), respectively, for the six months ended March 31, 2012 and 2011 and the years ended September 30, 2011, 2010 and 2009.There were no loans past due 90 days or more and still accruing interest at March 31, 2012 (unaudited), September 30, 2011 and 2010.

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by whether a loan payment is "current," that is, payments have been received from a borrower by the scheduled due date, or the length of time a scheduled payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories as of March 31, 2012, and September 30, 2011 and 2010.

	Current	30–59 Days Past Due	60–89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable
	(Dollars in thousands)
March 31, 2012 (unaudited):
Residential mortgage	$214,802	$546	$438	$4,425	$5,409	$220,211
Construction and Development:
Residential and commercial	18,636	—	—	3,210	3,210	21,846
Land	632	—	—	—	—	632
Commercial:
Commercial real estate	118,838	—	436	2,822	3,258	122,096
Multi-family	5,370	—	—	—	—	5,370
Other	8,534	—	—	201	201	8,735
Consumer:
Home equity lines of credit	20,624	—	—	43	43	20,667
Second mortgages	69,688	1,058	413	1,029	2,500	72,188
Other	821	—	—	—	—	821
Total	$457,945	$1,604	$1,287	$11,730	$14,621	$472,566

	Current	30–59 Days Past Due	60–89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Total Loans Receivable
	(Dollars in thousands)
September 30, 2011:
Residential mortgage	$225,705	$341	$418	$2,866	$3,625	$229,330
Construction and Development:
Residential and commercial	19,388	—	—	6,617	6,617	26,005
Land	2,722	—	—	—	—	2,722
Commercial:
Commercial real estate	129,265	—	195	1,765	1,960	131,225
Multi-family	5,507	—	—	—	—	5,507
Other	10,741	22	—	229	251	10,992
Consumer:
Home equity lines of credit	20,658	—	16	61	77	20,735
Second mortgages	82,803	1,074	627	1,377	3,078	85,881
Other	772	—	16	—	16	788
Total	$497,561	$1,437	$1,272	$12,915	$15,624	$513,185

September 30, 2010:
Residential mortgage	$220,934	$1,004	$674	$8,354	$10,032	$230,966
Construction and Development:
Residential and commercial	29,036	—	—	1,393	1,393	30,429
Land	2,989	—	—	—	—	2,989
Commercial:
Commercial real estate	137,843	776	—	4,476	5,252	143,095
Multi-family	5,400	—	—	1,093	1,093	6,493
Other	11,189	—	209	—	209	11,398
Consumer:
Home equity lines of credit	19,433	37	—	457	494	19,927
Second mortgages	100,132	1,122	486	4,085	5,693	105,825
Other	1,080	2	1	3	6	1,086
Total	$528,036	$2,941	$1,370	$19,861	$24,172	$552,208

As a result of adopting the amendments in ASU No. 2011-02 in the fourth quarter of fiscal 2011, the Company reassessed all loans that were restructured on or after October 1, 2010 and for which the borrower was determined to be troubled, for identification as troubled debt restructurings ("TDRs"). Upon identifying those receivables as TDRs, the Company identified them as impaired under the guidance in Section 310-10-35 of the Accounting Standards Codification. The amendments in ASU No. 2011-02 require prospective application of the impairment measurement guidance in Section 450-20 for those receivables newly identified as impaired.

Restructured loans deemed to be TDRs typically are the result of extension of the loan maturity date or a reduction of the interest rate of the loan to a rate that is below market, a combination of rate and maturity extension, or by other means including covenant modifications, forbearance and other concessions. However, the Company generally only restructures loans by modifying the payment structure to require payments of interest only for a specified period or by reducing the actual interest rate. Once a loan becomes a TDR, it will continue to be reported as a TDR during the term of the restructure.

The Company had $11.2 million (unaudited) and $10.3 million of TDRs at March 31, 2012 and September 30, 2011, respectively. Twelve loans (unaudited) deemed TDRs with an aggregate balance of $8.3 million (unaudited) at March 31, 2012 were classified as impaired; however, they were performing prior to the restructure and continued to perform under their restructured terms through March 31, 2012, and, accordingly, were deemed to be performing loans at March 31, 2012 and we continued to accrue interest on such loans through such date. During the six months ended March 31, 2012 we charged-off $37,000 (unaudited) with respect to one home equity line of credit loan which was deemed a TDR. At March 31, 2012, three (unaudited) TDRs with an aggregate balance of $2.9 million (unaudited) were deemed non-accruing TDRs. The $2.9 million (unaudited) of TDRs deemed non-accruing TDRs, which were also deemed impaired at March 31, 2012, were comprised of two (unaudited) construction and development loans with an aggregate balance of $1.6 million (unaudited) and one (unaudited) commercial real estate loans with an aggregate balance of $1.3 million (unaudited) at March 31, 2012. Eleven loans deemed TDRs with an aggregate balance of $7.4 million at September 30, 2011 were classified as impaired; however, they were performing prior to the restructure and continued to perform under their restructured terms as of September 30, 2011. All of such loans have been classified as TDRs since we modified the payment terms and in some cases interest rate from the original agreements and allowed the borrowers, who were experiencing financial difficulty, to make interest only payments for a period of time in order to relieve some of their overall cash flow burden. Some loan modifications classified as TDRs may not ultimately result in the full collection of principal and interest, as modified, and result in potential incremental losses. These potential incremental losses have been factored into our overall estimate of the allowance for loan losses. The level of any defaults will likely be affected by future economic conditions. A default on a troubled debt restructured loan for purposes of this disclosure occurs when the borrower is 90 days past due or a foreclosure or repossession of the applicable collateral has occurred. No defaults on troubled debt restructured loans occurred during the year ended September 30, 2011 on loans modified as a TDR within the previous 12 months.

The following table shows the TDR activity for the six months ended March 31, 2012, and fiscal years September 30, 2011 and 2010.

	For the Six Months Ended March 31, 2012
	Restructured Current Period
	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post-Modifications Outstanding Recorded Investments
	(Unaudited)
	(Dollars in thousands)
Troubled Debt Restructurings:
Construction and Development:
Residential and commercial	2	$1,810	$1,594
Total troubled debt restructurings	2	$1,810	$1,594

	September 30,
	2011			2010
	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post- Modifications Outstanding Recorded Investments	Number of Contracts	Pre-Modifications Outstanding Recorded Investments	Post- Modifications Outstanding Recorded Investments
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	4	$1,061	$1,049	16	$2,279	$2,277
Construction and Development:
Land loans	2	1,169	1,160	2	1,170	1,170
Commercial:
Commercial real estate	7	7,986	7,919	5	7,742	7,742
Multi-family	—	—	—	1	612	612
Other	1	175	175	1	175	175
Consumer:
Home equity lines of credit	1	37	37	—	—	—
Total troubled debt restructurings	15	$10,428	$10,340	25	$11,978	$11,976

No additional funds are committed to be advanced in connection with impaired loans.

The following table sets forth the aggregate dollar amount of loans to principal officers, directors and their affiliates in the normal course of business of the Company for the following periods indicated:

		Year Ended September 30,
	Six Months Ended March 31, 2012	2011	2010
	(Unaudited)
	(Dollars in thousands)
Balance at beginning of year	$617	$1,160	$1,196

New loans	197	—	—
Repayments	(322)	(543)	(36)

Balance at end of year	$492	$617	$1,160

At March 31, 2012, September 30, 2011 and 2010, the Company was servicing loans for the benefit of others in the amounts of $28.7 million (unaudited), $23.1 million and $29.9 million, respectively. A summary of mortgage servicing rights included in other assets and the activity therein follows for the periods indicated:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Balance at beginning of year	$128	$134	$134	$292	$434
Amortization	(38)	24	(6)	(158)	(83)
Addition	53	—	—	—	(59)
Balance at end of year	$143	$158	$128	$134	$292

For sales prior to 2010, the fair value of servicing rights was determined using a base discount rate of 9.50% and prepayment speeds ranging from 5.00% to 10.50%, depending upon the stratification of the specific right, and a weighted average default rate of 1.92%. For the six months ended March 31, 2012, we securitized and sold $10.7 million (unaudited) of long-term, fixed-rate residential mortgage loans with the servicing retained. This securitization/sale transaction resulted in a gain of $415,000 (unaudited). There were no loan sales during fiscal years 2011 and 2010.

No valuation allowance on servicing rights has been recorded at March 31, 2012 (unaudited), September 30, 2011, 2010, or 2009.